RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Master Trust [Line Items]
RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Party-in-interest transactions through the DC Master Trust include the purchase and sale of investments managed by affiliates of the Trustee, transactions involving HII common stock, and payments made to the Company for certain Plan administrative costs. The HII Stock Fund within the DC Master Trust held 806,762 and 957,878 shares of common stock of the Company with fair values of approximately $274,356,000 and $181,010,000 as of December 31, 2025 and 2024, respectively. The HII Stock Fund within the DC Master Trust also held interest bearing cash with fair values of approximately $469,000 and $550,000 as of December 31, 2025 and 2024, respectively. The Plan’s interest in the net assets of the HII Stock Fund was approximately 2% as of each of December 31, 2025 and 2024. During 2025, the HII Stock Fund earned approximately $4,961,000 in dividends from its investment in HII common stock.
The Plan had transactions with the Trustee’s collective trust funds and short-term investment fund, a liquidity pooled fund in which participation commences and terminates on a daily basis. The DC Master Trust utilized various investment managers to manage its net assets. These net assets may also be invested into funds managed by such investment managers. All of these transactions qualify as party-in-interest transactions.